Operating Leases - Rental Income (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating Leases
Rental income	¥ 422,210	¥ 373,260	¥ 291,693